As filed with the Securities and Exchange Commission on September 25, 2026

Registration Numbers: 333-57791; 811-08837

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 61	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64	☒

THE SELECT SECTOR SPDR® TRUST

(Exact Name of Registrant as Specified in Charter)

One Congress Street

Boston, Massachusetts 02114

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-3920

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on October 13, 2026 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until October 13, 2026, the effectiveness of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A related to State Street® S&P 500® Consumer Discretionary Market Sector SPDR® ETF, State Street® S&P 500® Consumer Staples Market Sector SPDR® ETF, State Street® S&P 500® Energy Market Sector SPDR® ETF, and State Street® S&P 500® Technology Market Sector SPDR® ETF, which were filed pursuant to Rule 485(a) under the Securities Act on July 14, 2026 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Select Sector SPDR® Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 25th day of September, 2026.

THE SELECT SECTOR SPDR® TRUST

/s/ Ann M. Carpenter
By:	Ann M. Carpenter
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Ashley T. Rabun*	Trustee	September 25, 2026
Ashley T. Rabun

/s/ Allison Grant Williams*	Trustee	September 25, 2026
Allison Grant Williams

/s/ Sheila Hartnett-Devlin*	Trustee	September 25, 2026
Sheila Hartnett-Devlin

/s/ James Jessee*	Trustee	September 25, 2026
James Jessee

/s/ Teresa Polley *	Trustee	September 25, 2026
Teresa Polley

/s/ James E. Ross*	Trustee	September 25, 2026
James E. Ross

/s/ Jeanne LaPorta* Jeanne LaPorta	Trustee	September 25, 2026

/s/ Ann M. Carpenter Ann M. Carpenter	President and Principal Executive Officer	September 25, 2026

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer (fulfills the role of Principal Accounting Officer)	September 25, 2026

*By:	/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
As Attorney-in-Fact
Pursuant to Power of Attorney